CONTINGENCIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Payments made	$ 3	$ 2
Contractual obligation	$ 6	$ 4